Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018		Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 190,212	[1]	$ 200,610
Accumulated amortization	(77,924)		(73,790)
Write off	0		10,398
Total Intangible assets net book value	$ 112,288		116,422
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			100,420	$ 100,420
Accumulated amortization			(45,156)	(41,303)
Write off			0	0
Total Intangible assets net book value			55,264	59,117
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			53,152	53,152
Accumulated amortization			(10,889)	(10,162)
Write off			0	0
Total Intangible assets net book value			42,263	42,990
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			35,490	35,490
Accumulated amortization			(17,745)	(15,971)
Write off			0	0
Total Intangible assets net book value			17,745	19,519
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			11,548	82,485
Accumulated amortization			0	(6,359)
Write off			(10,398)	(70,937)
Total Intangible assets net book value			1,150	5,189
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			200,610	271,547
Accumulated amortization			(73,790)	(73,795)
Write off			(10,398)	(70,937)
Total Intangible assets net book value			$ 116,422	126,815
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost				(24,721)
Accumulated amortization				0
Write off				24,721
Total Intangible assets net book value				0
Total
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost				246,826
Accumulated amortization				(73,795)
Write off				(46,216)
Total Intangible assets net book value				$ 126,815

[1]	As of both September 30, 2018 and December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase options for the vessels.